UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2015

Item 1. Reports to Stockholders

Annual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

August 31, 2015

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds	September 8, 2015

Performance preview (for the year ended August 31, 2015)
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	+3.02%
Barclays Municipal Bond Index (benchmark)	1-year return	+2.52%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+2.47%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 6.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).

Please see page 8 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+2.12%
Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+2.02%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	+1.31%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 9.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis.

Please see page 11 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	+3.20%
Barclays Municipal Bond Index (benchmark)	1-year return	+2.52%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+2.47%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 12.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).

Please see page 14 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review

Delaware Investments® Minnesota Municipal Bond Funds

Economic backdrop

The U.S. economy continued to grow steadily throughout the Funds’ fiscal year ended Aug. 31, 2015. The economy benefited from increased business investment and consumer spending, made possible in part by a sharp drop in the price of oil. A steadily improving job market also lifted consumer optimism. As of August 2015, the national jobless rate was 5.1%, down a full percentage point from a year earlier and the lowest level since early 2008. (Source: U.S. Labor Department.)

In the third quarter of 2014, U.S. gross domestic product (GDP) – a measure of national economic output – grew by a rapid 4.3% annual pace. This was followed by a 2.1% expansion in the fourth quarter of 2014. In the first quarter of 2015, the economy significantly slowed, as bad winter weather and shipping disruptions at West Coast ports depressed economic activity. These trends reversed in the second quarter of 2015, with continued strength in consumer spending helping to grow the economy by an estimated 3.7% in April–June. (Source: U.S. Commerce Department.)

With the U.S. economy strengthening and inflation well contained, the U.S. Federal Reserve finally ended its quantitative-easing economic stimulus plan in October 2014.

The Fed maintained its target short-term rate at essentially zero – where it has been since 2008 – for the duration of the Funds’ fiscal year. However, as the period ended, investors widely anticipated a rate increase even as emerging concerns about the global economy added uncertainty to the central bank’s timetable.

Municipal bond market conditions

Municipal bonds produced positive returns overall for the Funds’ fiscal year. Over the entire period, bonds with longer maturity dates outperformed their shorter-maturity counterparts, while lower-

rated bonds offering higher yields fared better than higher-rated, lower yielding issues.

Municipal bond returns, by maturity and credit quality, for the 12 months ended Aug. 31, 2015, were as follows:

Maturity

5 years	1.18%
10 years	2.47%
22+ years	4.02%

Credit quality

AAA	1.85%
AA	2.40%
A	2.75%
BBB	3.92%

Source: Barclays

One exception to this trend came from bonds with credit ratings below BBB – also known as below-investment-grade, or high yield, bonds – which had flat returns, as measured by the Barclays High-Yield Municipal Bond Index, which tracks the total return performance of the long-term, non-investment-grade tax-exempt bond market. Nearly all of this relative underperformance, however, was caused by the weakness of bonds affiliated with Puerto Rico, which make up approximately 24% of the index. (Bonds issued by U.S. territories are exempt from federal, state, and local income taxes for residents of all 50 states.) Puerto Rico’s longstanding credit problems worsened during the Funds’ fiscal year, as the commonwealth filed for bankruptcy protection in July 2015. If Puerto Rico bonds were removed from the index, high yield returns would have kept with the credit trend by posting gains of 6.75%. The Funds held no Puerto Rico bonds during the fiscal year.

Toward the end of the Funds’ fiscal year, the market environment shifted for municipal bond investors. Uncertainty grew about the global economy – especially with respect to China and other emerging markets – causing increased market volatility, as investors became more risk averse. Accordingly, shorter-dated, higher-rated tax-exempt bonds returned to favor, while longer-maturity, lower-quality issues found themselves at a disadvantage as the period ended.

Demand for municipal bonds was robust as the fiscal year began, but tailed off as the period progressed. Toward the end of the period, however, municipal bond fund outflows grew as investors began to anticipate an increase in the Fed’s target short-term interest rate. Meanwhile, the supply of new long-term municipal debt remained constrained. Despite considerable issuance, much of the new supply consisted of debt refinancing, as issuers took advantage of still-low borrowing costs to lower their long-term interest expenses.

Sticking to our strategy

For all three Funds discussed in this report, we maintained the consistent management approach we follow in all types of market conditions, relying on a bottom-up investment strategy. We evaluate securities one at a time, working with our credit analysts to determine through careful research which bonds we believe offer our shareholders the most favorable risk-reward trade-off and income potential.

Applying this approach, we continued to favor bonds with lower-investment-grade or below-investment-grade credit ratings, the segment in which we believe our credit research capabilities may prove most beneficial. Accordingly, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund maintained sizeable allocations to bonds with credit ratings of A and BBB – the two lowest tiers of the investment-grade bond universe – as well as to below-investment-grade bonds. By prospectus, up to 20% of the net assets of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund can be held in this latter category. To the extent that we were able to find what we viewed as attractive opportunities within the Minnesota municipal marketplace, we used a portion of this allotment, as we identified various lower-rated bonds that we believed appeared poised to benefit from credit improvement.

Meanwhile, reflecting its different mandate, Delaware Minnesota High-Yield Municipal Bond Fund has substantial flexibility to invest in bonds with below-investment-grade credit ratings. At fiscal year end, 33.42% of the portfolio was invested in bonds with credit ratings of BB or lower, up from the 29.77% at the start of the period.

Throughout the period, we maintained a roughly neutral duration (interest rate) stance in all three Funds relative to their benchmarks. This approach reflected our belief in our disciplined credit selection process, rather than any attempt to anticipate the direction of interest rates. The Funds purchased new bonds across various sectors during the fiscal year, including the charter school and healthcare sectors – two areas where we have substantial credit research experience. When appropriate, we tended to favor longer-dated bonds for what we identified as their increased performance potential.

One management challenge we regularly face, particularly in states with limited issuance, is finding sufficient supply of lower-rated bonds that we believe offer good long-term value for our shareholders. When these opportunities are scarce, we will sometimes purchase higher-quality in-state bonds to keep the Funds fully invested until higher yielding opportunities that we deem attractive become available. During this fiscal year, we employed this strategy in all three Funds, purchasing bonds that we believed could continue to provide shareholders with regular, tax-exempt income, as we searched for notable long-term value opportunities.

Portfolio management review

Delaware Investments® Minnesota Municipal Bond Funds

Within the Funds

In keeping with the performance trends mentioned earlier, bonds with lower credit ratings and longer maturity dates tended to outperform higher-quality, shorter-dated issues for the fiscal year. The Funds’ strongest-performing holdings generally conformed to those trends.

Note: Any specific bonds mentioned herein were among those held for the entire fiscal year.

All three Funds benefited from holding St. Louis Park, Minn., Health Care Facilities bonds for Nicollet Health Services. These bonds, rated A by Standard & Poor’s, generated a strong return due in part to their relatively long maturity dates and lower-investment-grade credit rating. In addition, the bonds were advance refunded during the period, resulting in a nice price boost as the securities became backed by escrowed U.S. government securities.

The same factors also helped the performance of bonds issued by the Washington County Housing and Redevelopment Authority for the Birchwood and Woodbury senior housing projects. Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund owned these securities. As with the Nicollet Health Services bonds, these nonrated senior housing issues rose in price after the holdings were advance refunded.

Delaware Tax-Free Minnesota Intermediate Fund was helped by another healthcare-related bond issue – continuing care retirement community bonds for the Homestead at Anoka senior housing project. These nonrated bonds carried a maturity date of 2034 – relatively long for an intermediate fund – and saw their prices rise along with the entire healthcare sector, which was the strongest-performing group in the municipal marketplace over the past year.

In a generally strong year for municipal bonds, most of the Funds’ weakest performers turned in flat to modestly negative returns. As discussed,

bonds of very high credit quality failed to keep pace with the results of the overall municipal bond market. Metropolitan Council Environmental Services wastewater treatment bonds, for example, were only modest gainers, reflecting the securities’ 2016 maturity date and AAA credit rating. These bonds were the weakest-performing holding in all three Funds’ portfolios.

Similarly, various bonds that had been advance refunded previously produced only very modest gains, because of their short maturities and high credit quality. These included bonds issued by the Sartell Independent School District No. 748 (Delaware Tax-Free Minnesota Fund); healthcare bonds for North Country Health Services in Bemidji (Delaware Minnesota High-Yield Municipal Bond Fund); and University of Minnesota refunding bonds (Delaware Tax-Free Minnesota Intermediate Fund). All of these highly rated securities were to mature in 2016, which limited their performance potential.

Minnesota economic backdrop

In our view, Minnesota has a fundamentally sound economy and is not dependent on any one sector. Employment is diverse, with a mix of manufacturing, services, and trade similar to the nation. Other relevant notes:

●	In July 2015, nonfarm employment of 2.9 million was up 1.45% from a year earlier.

●	The state’s unemployment rate of 4.0% in July 2015 was well below national levels of 5.3%.

●	Personal income per capita is consistently above the national average. For the past five years, the state’s per capita personal income has been 105–108% of the national average.

●

Minnesota operates on a biennial basis. Minnesota fiscal 2015 revenues totaled $19.9 billion, or 2.0% above the previous year. However, expenditures were 5.3% higher than the previous fiscal year. This left a budgetary fund balance of $46.9 million, compared to a $656 million balance at the end of fiscal 2014.

●	The state passed its $42.8 billion biennial General Fund budget for fiscal years 2016 and 2017. This biennial budget is an 8.8% increase over the previous biennial budget. Roughly 49% is allocated toward education and 28% for health services.

(Data: bls.gov, Minnesota Management & Budget, Moody’s Investors Service)

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2015

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2015

	1 year	5 years	10 years	Lifetime
Class A (Est. Feb. 27, 1984)
Excluding sales charge	+3.02%	+4.01%	+4.17%	n/a
Including sales charge	-1.65%	+3.06%	+3.69%	n/a
Class C (Est. May 4, 1994)
Excluding sales charge	+2.25%	+3.22%	+3.40%	n/a
Including sales charge	+1.26%	+3.22%	+3.40%	n/a
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+3.27%	n/a	n/a	+6.62%
Including sales charge	+3.27%	n/a	n/a	+6.62%
Barclays Municipal Bond Index*	+2.52%	+3.96%	+4.49%	+5.99%

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.60% (or 0.65%) of the Fund’s average daily net assets during the period from Sept. 1, 2014, through Aug. 31, 2015.** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Institutional Class

Total annual operating expenses	0.95%	1.70%	0.70%
(without fee waivers)
Net expenses	0.85%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

**The contractual waiver for the period Dec. 29, 2014 through Dec. 29, 2015 is 0.60%. Prior to Dec. 29, 2014, the contractual waiver was 0.65%.

Performance summaries

Delaware Tax-Free Minnesota Fund

Performance of a $10,000 investment1

Average annual total returns from Aug. 31, 2005, through Aug. 31, 2015

For period beginning Aug. 31, 2005, through Aug. 31, 2015	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,513
Delaware Tax-Free Minnesota Fund — Class A shares	$9,550	$14,371

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2005, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 6 through 8.

The graph also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2005. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class C	DMOCX	928918408
Institutional Class	DMNIX	928918705

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2015

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2015

	1 year	5 years	10 years	Lifetime
Class A (Est. Oct. 27, 1985)
Excluding sales charge	+2.12%	+3.06%	+3.72%	n/a
Including sales charge	-0.69%	+2.49%	+3.44%	n/a
Class C (Est. May 4, 1994)
Excluding sales charge	+1.16%	+2.18%	+2.84%	n/a
Including sales charge	+0.17%	+2.18%	+2.84%	n/a
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+2.18%	n/a	n/a	+4.82%
Including sales charge	+2.18%	n/a	n/a	+4.82%
Barclays 3–15 Year Blend Municipal
Bond Index*	+2.02%	+3.52%	+4.46%	+4.75%

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 10. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from Sept. 1, 2014, through Aug. 31, 2015.** Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

**The contractual waiver period is from

Dec.	27, 2013 through Dec. 29, 2015.

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.69% of the Fund’s average daily net assets during the period from Sept. 1, 2014, through Aug. 31, 2015.*** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Institutional Class

Total annual operating expenses	0.98%	1.73%	0.73%
(without fee waivers)
Net expenses	0.84%	1.69%	0.69%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

***The contractual waiver period is from Dec. 27, 2013 through Dec. 29, 2015.

Performance of a $10,000 investment1

Average annual total returns from Aug. 31, 2005, through Aug. 31, 2015

For period beginning Aug. 31, 2005, through Aug. 31, 2015	Starting value	Ending value
Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$15,467
Delaware Tax-Free Minnesota Intermediate Fund — Class A shares	$9,725	$14,019

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2005 and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 10. Please note additional details on pages 9 through 11.

The graph also assumes $10,000 invested in the Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2005. The Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class C	DVSCX	928930205
Institutional Class	DMIIX	92910U109

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2015

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2015

	1 year	5 years	10 years	Lifetime
Class A (Est. June 4, 1996)
Excluding sales charge	+3.20%	+4.14%	+4.30%	n/a
Including sales charge	-1.42%	+3.19%	+3.82%	n/a
Class C (Est. June 7, 1996)
Excluding sales charge	+2.53%	+3.38%	+3.53%	n/a
Including sales charge	+1.53%	+3.38%	+3.53%	n/a
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+3.46%	n/a	n/a	+7.01%
Including sales charge	+3.46%	n/a	n/a	+7.01%
Barclays Municipal Bond Index*	+2.52%	+3.96%	+4.49%	+5.99%

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 13. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.64% of the Fund’s average daily net assets during the period from Sept. 1, 2014, through Aug. 31, 2015.** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.99%	1.74%	0.74%
(without fee waivers)
Net expenses	0.89%	1.64%	0.64%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

**The contractual waiver period is from Dec. 27, 2013 through Dec. 29, 2015.

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

Performance of a $10,000 investment1

Average annual total returns from Aug. 31, 2005, through Aug. 31, 2015

For period beginning Aug. 31, 2005, through Aug. 31, 2015	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,513
Delaware Minnesota High-Yield Municipal Bond Fund — Class A shares	$9,550	$14,546

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2005, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 13. Please note additional details on pages 12 through 14.

The graph also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2005. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class C	DVMMX	928928282
Institutional Class	DMHIX	928928175

Disclosure of Fund expenses

For the six-month period from March 1, 2015 to August 31, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2015 to Aug. 31, 2015.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from March 1, 2015 to August 31, 2015 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/15	Ending Account Value 8/31/15	Annualized Expense Ratio	Expenses Paid During Period 3/1/15 to 8/31/15*
Actual Fund return†
Class A	$1,000.00	$1,006.90	0.85%	$4.30
Class C	1,000.00	1,003.10	1.60%	8.08
Institutional Class	1,000.00	1,008.20	0.60%	3.04

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06
Delaware Tax-Free Minnesota Intermediate Fund Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/15	Ending Account Value 8/31/15	Annualized Expense Ratio	Expenses Paid During Period 3/1/15 to 8/31/15*
Actual Fund return†
Class A	$1,000.00	$1,004.40	0.85%	$4.29
Class C	1,000.00	999.30	1.70%	8.57
Institutional Class	1,000.00	1,004.30	0.70%	3.54

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class C	1,000.00	1,016.64	1.70%	8.64
Institutional Class	1,000.00	1,021.68	0.70%	3.57

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/15	Ending Account Value 8/31/15	Annualized Expense Ratio	Expenses Paid During Period 3/1/15 to 8/31/15*
Actual Fund return†
Class A	$1,000.00	$1,007.60	0.92%	$4.66
Class C	1,000.00	1,004.80	1.67%	8.44
Institutional Class	1,000.00	1,009.80	0.67%	3.39
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.57	0.92%	$4.69
Class C	1,000.00	1,016.79	1.67%	8.49
Institutional Class	1,000.00	1,021.83	0.67%	3.41

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from   fiscal year returns.

Security type / sector / territory allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.95%
Corporate-Backed Revenue Bonds	3.81%
Education Revenue Bonds	10.37%
Electric Revenue Bonds	5.04%
Healthcare Revenue Bonds	33.51%
Housing Revenue Bonds	4.99%
Lease Revenue Bonds	2.34%
Local General Obligation Bonds	5.12%
Pre-Refunded/Escrowed to Maturity Bonds	18.92%
Special Tax Revenue Bonds	3.33%
State General Obligation Bonds	5.54%
Transportation Revenue Bonds	3.59%
Water & Sewer Revenue Bonds	2.39%
Short-Term Investments	0.50%
Total Value of Securities	99.45%
Receivables and Other Assets Net of Liabilities	0.55%
Total Net Assets	100.00%

 * As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	(as a percentage of net assets)
Minnesota	99.04%
U.S. Virgin Islands	0.41%
Total	99.45%

Security type / sector allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	99.68%
Corporate-Backed Revenue Bonds	3.40%
Education Revenue Bonds	15.51%
Electric Revenue Bonds	8.15%
Healthcare Revenue Bonds	33.49%
Housing Revenue Bonds	0.56%
Lease Revenue Bonds	5.47%
Local General Obligation Bonds	9.33%
Pre-Refunded/Escrowed to Maturity Bonds	9.85%
Special Tax Revenue Bonds	3.23%
State General Obligation Bonds	4.12%
Transportation Revenue Bonds	5.17%
Water & Sewer Revenue Bond	1.40%
Short-Term Investments	0.80%
Total Value of Securities	100.48%
Liabilities Net of Receivables and Other Assets	(0.48%)
Total Net Assets	100.00%

Security type / sector allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	99.66%
Corporate-Backed Revenue Bonds	3.78%
Education Revenue Bonds	16.00%
Electric Revenue Bonds	6.62%
Healthcare Revenue Bonds	37.02%
Housing Revenue Bonds	4.65%
Lease Revenue Bonds	2.23%
Local General Obligation Bonds	8.26%
Pre-Refunded Bonds	10.84%
Special Tax Revenue Bonds	6.14%
State General Obligation Bonds	2.02%
Transportation Revenue Bonds	2.10%
Short-Term Investments	1.23%
Total Value of Securities	100.89%
Liabilities Net of Receivables and Other Assets	(0.89%)
Total Net Assets	100.00%

Schedules of investments
Delaware Tax-Free Minnesota Fund	August 31, 2015

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.95%

Corporate-Backed Revenue Bonds – 3.81%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	7,000,000	$7,006,720
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,948,560
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 4.50% 10/1/37 (AMT)	6,530,000	6,262,205

		21,217,485

Education Revenue Bonds – 10.37%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,266,780
Series A 5.00% 3/1/39	385,000	378,728
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,303
Series A 5.00% 7/1/45	1,390,000	1,429,240
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,713,395
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	580,000	632,043
Series A 5.75% 8/1/44	1,190,000	1,297,933
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	614,951
Series A 5.00% 7/1/44	1,770,000	1,852,677
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	476,326
5.50% 8/1/49	2,260,000	2,305,403
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	8,900,000	9,848,295
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,560,950
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,082,580
Series 7-D 5.00% 3/1/30	1,500,000	1,663,395
(St. Catherine University)
Series 7-Q 5.00% 10/1/21	1,300,000	1,471,158
Series 7-Q 5.00% 10/1/23	350,000	395,675
Series 7-Q 5.00% 10/1/24	475,000	533,192

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/27	200,000	$218,770
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	774,017
Series 8-G 5.00% 12/1/32	670,000	770,855
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,992,816
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,281,550
Series 7-A 5.00% 10/1/39	2,000,000	2,222,900
Series 7-U 5.00% 4/1/23	550,000	647,669
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	765,000	786,779
Series A 5.00% 9/1/44	1,500,000	1,518,435
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	2,855,000	2,952,641
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,000,000	1,867,080
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,442,290
University of Minnesota
Series A 5.25% 12/1/28	1,000,000	1,171,690
Series A 5.25% 12/1/29	1,850,000	2,155,601
Series D 5.00% 12/1/27	1,000,000	1,157,250

		57,744,367

Electric Revenue Bonds – 5.04%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,010,140
Hutchinson Utilities Commission Revenue
Series A 4.00% 12/1/21	700,000	770,455
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/29	395,000	457,055
5.00% 10/1/30	500,000	575,120
5.00% 10/1/33	1,205,000	1,371,712
Series A 5.00% 10/1/30	1,060,000	1,219,254
Series A 5.00% 10/1/34	750,000	850,605
Series A 5.00% 10/1/35	415,000	470,319
Unrefunded Balance 5.00% 10/1/35	1,290,000	1,294,360

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/25	125,000	$145,634
Series A 5.00% 1/1/26	425,000	490,539
Series A 5.00% 1/1/31	520,000	582,171
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27	295,000	345,681
Series B 5.00% 12/1/28	275,000	320,491
Series B 5.00% 12/1/31	1,365,000	1,572,848
Series B 5.00% 12/1/33	300,000	343,314
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation Series A
6.70% 1/1/25 (NATL-RE)^	5,000,000	3,802,500
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,142,500
Series A 5.00% 1/1/34	4,000,000	4,554,200
Series A 5.00% 1/1/40	1,250,000	1,404,637
Series A 5.00% 1/1/46	3,000,000	3,350,250

		28,073,785

Healthcare Revenue Bonds – 33.51%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,111,529
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,566,645
6.20% 7/1/45	2,000,000	2,099,860
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40	1,000,000	1,072,500
Series A 7.00% 11/1/46	1,220,000	1,306,083
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project)
5.125% 11/1/49	1,100,000	1,109,768
5.375% 11/1/34	320,000	333,072
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B 6.875% 11/1/34	2,015,000	2,165,460
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 6.00% 1/1/40	2,700,000	2,708,856

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	$2,508,975
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	582,575
5.00% 11/1/44	500,000	547,470
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	737,775
Series A 5.00% 4/1/40	705,000	711,613
Series A 5.00% 4/1/48	315,000	315,860
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,037,812
6.00% 6/15/39	3,570,000	3,950,348
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,276,463
5.40% 8/1/40	1,000,000	1,026,850
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	520,700
4.00% 4/1/25	660,000	686,638
4.00% 4/1/31	60,000	61,059
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	681,556
5.75% 2/1/44	500,000	517,775
(St. John’s Lutheran Home of Albert Lea) 5.375% 10/1/44	1,570,000	1,576,359
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,112,700
5.00% 9/1/32	1,000,000	1,110,930
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	4,721,760
5.25% 5/1/37	2,950,000	3,079,063
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	562,730

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/34	500,000	$559,545
Series A 5.00% 11/15/44	1,000,000	1,101,120
Series A 6.625% 11/15/28	3,000,000	3,498,120
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,300,626
Series D 5.00% 11/15/30 (AMBAC)	2,500,000	2,512,550
Series D 5.00% 11/15/34 (AMBAC)	4,750,000	4,772,135
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,052,058
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25	6,430,000	6,630,487
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter)
5.00% 11/1/35	500,000	500,595
5.25% 11/1/45	1,950,000	1,963,923
5.375% 11/1/50	455,000	455,814
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/35	2,085,000	2,334,137
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,896,971
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,307,061
Series C-1 5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,698,850
Series C-1 5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,821,338
(Health Care System) Unrefunded Balance
Series A 5.75% 11/15/26 (NATL-RE)	180,000	180,084
Series A 6.375% 11/15/29	15,000	15,067
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	3,940,866
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	456,269
Series A 5.00% 11/1/32	330,000	346,044
Series A 5.00% 11/1/42	1,250,000	1,298,937
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,812,313
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,345,139

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	$4,637,808
Series D Remarketing 5.00% 11/15/38	6,405,000	7,193,135
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	344,082
5.00% 7/1/33	650,000	720,259
5.875% 7/1/30	1,850,000	2,138,008
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,357,594
Series A 5.30% 9/1/37	1,200,000	1,251,456
Series A 6.375% 9/1/42	2,435,000	2,487,523
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,362,299
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	941,855
5.00% 9/1/24	575,000	680,121
5.00% 9/1/25	750,000	880,350
5.00% 9/1/26	575,000	669,139
5.00% 9/1/27	405,000	468,646
5.00% 9/1/28	425,000	486,497
5.00% 9/1/29	425,000	484,237
5.00% 9/1/34	730,000	810,643
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,501,410
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,094,950
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,551,820
Series A 5.125% 5/1/30	9,350,000	10,315,949
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	4,720,000	5,155,420
Series A-1 5.25% 11/15/29	5,605,000	6,307,755
(Health Partners Obligation Group Project) 5.00% 7/1/33	1,260,000	1,419,957

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	910,000	$989,962
Series A 5.00% 11/15/30	670,000	726,528
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	3,075,000	3,205,749
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,184,134
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,615
Series A 5.375% 5/1/43	500,000	500,430
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects) Series A 5.625% 6/1/37	1,500,000	1,574,955
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,137,077
Series A 5.75% 11/1/39	2,365,000	2,547,720
Series A 6.00% 5/1/47	3,685,000	3,994,466
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	895,390
4.65% 7/1/26	540,000	570,159
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	505,870
5.125% 12/1/44	1,605,000	1,621,660
5.25% 12/1/49	750,000	763,980

		186,580,441

Housing Revenue Bonds – 4.99%
Minneapolis Multifamily Housing Revenue
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	7,625,000	7,650,010
Minnesota Housing Finance Agency
(Residential Housing)
Series D 4.80% 7/1/38 (AMT)●	1,840,000	1,849,366
Series I 4.85% 7/1/38 (AMT)	1,420,000	1,426,546
Series I 5.15% 7/1/38 (AMT)	3,975,000	3,987,402

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency
(Residential Housing)
Series L 5.10% 7/1/38 (AMT)	7,140,000	$7,328,567
Series M 4.875% 7/1/37 (AMT)	2,070,000	2,075,775
Minnesota Housing Finance Agency Homeownership Finance (Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,025,000	2,159,825
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,305,980

		27,783,471

Lease Revenue Bonds – 2.34%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,411,525
Series A 5.00% 6/1/43	3,835,000	4,274,644
Series B 5.00% 3/1/28	2,500,000	2,888,800
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research) 5.00% 8/1/35	3,960,000	4,471,830

		13,046,799

Local General Obligation Bonds – 5.12%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	558,900
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,488,368
Farmington Independent School District No 192
Series A 5.00% 2/1/25	3,775,000	4,519,657
New Brighton Tax Increment
Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,058,130
Sartell - St. Stephen Independent School District No. 748 Capital Appreciation
Series B 6.10% 2/1/16 (NATL-RE)^	1,750,000	1,746,325
South Washington County Independent School District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	2,712,725
Series A 4.75% 2/1/26	3,600,000	3,897,324
Series A 4.75% 2/1/27	2,300,000	2,480,228
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/23	1,660,000	2,001,728

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	2,000,000	$2,007,580
5.125% 12/1/24	1,000,000	1,003,620

		28,474,585

Pre-Refunded / Escrowed to Maturity Bonds – 18.92%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,247,660
(City of Bloomington)
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	435,841
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	19,012,199
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/28-16§	5,000,000	5,117,400
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A 6.375% 11/15/23-18§	180,000	208,480
Minnesota
Series A 5.00% 10/1/24-21§	70,000	83,530
Series A 5.00% 10/1/27-21§	80,000	95,463
(Various Purposes) Series A 4.00% 8/1/27-22§	45,000	50,978
Southern Minnesota Municipal Power Agency Revenue
Series A 5.75% 1/1/18-17§	2,170,000	2,230,500
Series A 5.75% 1/1/18-17 (AMBAC) (TCRS)§	365,000	375,176
Series A 5.75% 1/1/18-17 (NATL-RE) (IBC)§	575,000	591,031
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	17,550,000	20,572,285
Series C 5.50% 7/1/23-18§	3,000,000	3,388,320
Series C 5.625% 7/1/26-18§	1,925,000	2,180,890
Series C 5.75% 7/1/30-18§	5,035,000	5,721,875
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36-16§	7,900,000	8,358,832
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Health East Project) 6.00% 11/15/35-15§	10,340,000	10,457,876
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	14,753,750

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded / Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 9.75% 1/1/16 (NATL-RE)	445,000	$459,231

		105,341,317

Special Tax Revenue Bonds – 3.33%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/19	2,100,000	2,300,235
Series B 5.00% 12/15/20	1,000,000	1,095,240
Series B 5.00% 12/15/24	1,150,000	1,258,054
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund) Series 2-A 6.00% 12/1/40	3,000,000	3,540,270
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24	2,925,000	3,321,718
5.00% 6/1/25	2,000,000	2,268,120
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	749,117
Series G 5.00% 11/1/31	1,500,000	1,707,855
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,282,360

		18,522,969

State General Obligation Bonds – 5.54%
Minnesota
Series A Unrefunded 5.00% 10/1/24	4,555,000	5,376,130
Series A Unrefunded 5.00% 10/1/27	5,200,000	6,107,972
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,856,650
(Various Purposes)
Series A 5.00% 8/1/30	4,200,000	4,997,538
Series A 5.00% 8/1/32	2,755,000	3,249,330
Series A Unrefunded 4.00% 8/1/27	955,000	1,041,341
Series F 5.00% 10/1/22	3,500,000	4,216,485

		30,845,446

Transportation Revenue Bonds – 3.59%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/28	1,250,000	1,414,325
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,120,610
Series B 5.00% 1/1/26	575,000	661,244
Series B 5.00% 1/1/27	1,160,000	1,324,476

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Subordinate
Series B 5.00% 1/1/28	2,750,000	$3,117,565
Series B 5.00% 1/1/29	120,000	135,220
Series B 5.00% 1/1/30	1,675,000	1,881,243
Series B 5.00% 1/1/31	1,750,000	1,962,240
St. Paul Housing & Redevelopment Authority Parking Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	2,071,025
Series A 5.00% 8/1/35	1,145,000	1,171,816
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,661,250
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,484,256

		20,005,270

Water & Sewer Revenue Bonds – 2.39%
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,628,240
Series B 5.00% 9/1/22	2,125,000	2,557,416
Series B 5.00% 9/1/25	2,000,000	2,385,780
Series E 5.00% 9/1/22	2,745,000	3,303,580
Series E 5.00% 9/1/23	2,000,000	2,395,880

		13,270,896

Total Municipal Bonds (cost $516,487,514)		550,906,831

	Number of shares

Short-Term Investments – 0.50%

Money Market Mutual Fund – 0.03%
Federated Minnesota Municipal Cash Trust	195,527	195,527

		195,527

	Principal amount°
Variable Rate Demand Note – 0.47%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System) Series B-2
0.01% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	2,600,000	2,600,000

		2,600,000

Total Short-Term Investments (cost $2,795,527)		2,795,527

Total Value of Securities – 99.45%
(cost $519,283,041)		$553,702,358

Schedules of investments

Delaware Tax-Free Minnesota Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2015, the aggregate value of Rule 144A securities was $2,952,641, which represents 0.53% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2015. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

IBC – Insured Bond Certificate

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

TCRS – Temporary Custodial Receipts

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2015

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.68%

Corporate-Backed Revenue Bonds – 3.40%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	1,695,000	$1,696,627
Laurentian Energy Authority Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	745,177
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 4.50% 10/1/37 (AMT)	1,025,000	982,965

		3,424,769

Education Revenue Bonds – 15.51%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	486,455
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	323,843
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.50% 8/1/36	420,000	457,687
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	571,276
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	532,067
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,106,550
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,083,600
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	268,885
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	766,793
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	484,249
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	353,749
Series 6-U 4.50% 10/1/23	265,000	289,004
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	144,406
Series 8-G 5.00% 12/1/32	125,000	143,816
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,071,360
(University of St. Thomas)
Series 6-X 5.00% 4/1/24	1,000,000	1,064,910
Series 7-U 4.00% 4/1/26	1,400,000	1,517,054
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 4.15% 9/1/24	600,000	610,974
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	525,000	542,955

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	370,000	$345,410
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	260,413
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,168,550
Series A 5.25% 12/1/28	750,000	878,767
Series D 5.00% 12/1/26	1,000,000	1,162,370

		15,635,143

Electric Revenue Bonds – 8.15%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,254,399
Series E 5.00% 1/1/23	1,000,000	1,141,160
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,100,000	1,104,620
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	578,550
Series A 5.00% 10/1/30	240,000	276,058
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,059,030
Series A 5.00% 1/1/25	200,000	233,014
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,570,625

		8,217,456

Healthcare Revenue Bonds – 33.49%
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.375% 11/1/34	270,000	281,029
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B 6.875% 11/1/34	750,000	806,003
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	1,175,000	1,391,870
5.00% 11/1/25	250,000	293,887
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	136,438
Series A 5.00% 4/1/40	125,000	126,173

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	750,000	$826,140
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	510,925
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	278,918
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	770,000	787,487
(St. John’s Lutheran Home of Albert Lea) 5.375% 10/1/44	300,000	301,215
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/31	320,000	356,064
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	562,730
Series A 5.00% 11/15/34	500,000	559,545
Series A 6.625% 11/15/28	1,500,000	1,749,060
Series B 6.50% 11/15/38 (ASSURED GTY)	1,730,000	1,973,757
Minneapolis National Marrow Donor Program Revenue 5.00% 8/1/17	1,205,000	1,270,709
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.00% 11/1/35	530,000	530,631
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,139,610
Minnesota Agricultural & Economic Development Board Revenue
(Essentia Remarketing) Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,842,450
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	475,679
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	1,051,593
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 ●	500,000	545,790
Series C 4.50% 11/15/38 ●	1,000,000	1,150,170
(Olmsted Medical Center Project) 5.125% 7/1/20	1,000,000	1,123,870

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	$1,136,940
Series A 6.125% 9/1/30	845,000	862,973
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	580,238
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/16	500,000	515,095
Series A 5.125% 5/1/30	3,320,000	3,662,989
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,245,240
(Gillette Children’s Specialty Project) 5.00% 2/1/27	1,000,000	1,082,730
(Health Partners Obligation Group Project) 5.00% 7/1/33	200,000	225,390
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	165,000	179,498
Series A 5.00% 11/15/30	120,000	130,124
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.25% 8/1/30	1,000,000	1,047,100
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	516,030
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	505,870

		33,761,960

Housing Revenue Bonds – 0.56%
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	330,000	330,680
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	235,000	230,756

		561,436

Lease Revenue Bonds – 5.47%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,242,142
Series A 5.00% 6/1/43	715,000	796,968
Series B 5.00% 3/1/21	250,000	293,803
Series B 5.00% 3/1/27	1,000,000	1,167,640

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	$1,132,460
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	881,531

		5,514,544

Local General Obligation Bonds – 9.33%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	543,760
Anoka-Hennepin Independent School District No. 11
(School Building) Series A 5.00% 2/1/17	1,000,000	1,063,460
Hennepin County
Series B 4.00% 12/1/20	500,000	565,455
Mankato Independent School District No. 77
(School Building) 4.125% 2/1/22	1,000,000	1,073,710
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/16	560,000	573,597
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,565,715
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,125,039
South Washington County Independent School District No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	787,260
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,102,140

		9,400,136

Pre-Refunded / Escrowed to Maturity Bonds – 9.85%
Duluth Independent School District No. 709
Series A 4.25% 2/1/20-18 (AGM)§	1,710,000	1,849,895
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/28-16§	1,000,000	1,023,480
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29-19§	1,000,000	1,162,860
Series C 5.625% 7/1/26-18§	2,500,000	2,832,325
University of Minnesota
Series A 5.75% 7/1/16	1,000,000	1,045,620
Series A 5.75% 7/1/18	400,000	454,812
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18-16§	1,500,000	1,564,650

		9,933,642

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 3.23%
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22 @	415,000	$412,344
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,275,651
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,102,310
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	462,580

		3,252,885

State General Obligation Bonds – 4.12%
Minnesota
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	481,748
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,146,230
Series A 5.00% 8/1/32	1,120,000	1,320,962
Series F 5.00% 10/1/22	1,000,000	1,204,710

		4,153,650

Transportation Revenue Bonds – 5.17%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
Senior Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,332,979
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,113,360
Series B 5.00% 1/1/26	710,000	816,493
Series B 5.00% 1/1/31	750,000	840,960
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,109,850

		5,213,642

Water & Sewer Revenue Bond – 1.40%
St. Paul Sewer Revenue
Series D 5.00% 12/1/20	1,275,000	1,411,489

		1,411,489

Total Municipal Bonds (cost $95,444,987)		100,480,752

	Number of shares	Value (U.S. $)

Short-Term Investments – 0.80%

Money Market Mutual Fund – 0.18%
Federated Minnesota Municipal Cash Trust	181,256	$181,256

		181,256

	Principal amount°
Variable Rate Demand Notes – 0.62%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Facilities (Children’s Health Care)
0.01% 8/15/25 (AGM) (SPA – U.S. Bank N.A.)	275,000	275,000
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System) Series B-1
0.01% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	350,000	350,000

		625,000

Total Short-Term Investments (cost $806,256)		806,256

Total Value of Securities – 100.48%
(cost $96,251,243)		$101,287,008

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2015, the aggregate value of Rule 144A securities was $542,955, which represents 0.54% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At Aug. 31, 2015, the aggregate value of illiquid securities was $412,344, which represents 0.41% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Aug. 31, 2015. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

LOC – Letter of Credit

N.A. – North America

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2015

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.66%

Corporate-Backed Revenue Bonds – 3.78%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	2,700,000	$2,702,592
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,738,747
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 4.50% 10/1/37 (AMT)	2,055,000	1,970,724

		6,412,063

Education Revenue Bonds – 16.00%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	518,675
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,249,312
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,303
Series A 5.00% 7/1/45	230,000	236,493
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43	500,000	532,210
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,060,970
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A 5.75% 8/1/44	455,000	496,269
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	174,943
Series A 5.00% 7/1/44	495,000	518,121
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	810,768
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,536,570
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,164,625
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,013,790
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	264,077
4.00% 5/1/25	200,000	208,448
4.00% 5/1/26	100,000	103,243
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	362,515
Series 7-Q 5.00% 10/1/26	280,000	308,725
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	893,079

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 6-O 4.50% 10/1/32	75,000	$77,299
Series 6-O 5.00% 10/1/22	340,000	357,054
Series 8-G 5.00% 12/1/31	205,000	236,826
Series 8-G 5.00% 12/1/32	205,000	235,859
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	804,443
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,540,530
Series 7-A 5.00% 10/1/39	1,000,000	1,111,450
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,475,000	1,493,128
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	870,000	899,754
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,633,695
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	1,693,920
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,505,565
St. Paul Housing & Redevelopment Authority Lease Revenue
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	975,000	965,260
University of Minnesota
Series A 5.125% 4/1/34	1,000,000	1,120,610
Series A 5.25% 12/1/28	1,500,000	1,757,535

		27,147,064

Electric Revenue Bonds – 6.62%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,500,000	1,633,860
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,004,200
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	573,726
Series A 5.00% 12/1/26	360,000	412,834
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	193,246
Series A 5.00% 10/1/28	500,000	581,680

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/18 (ASSURED GTY)	1,000,000	$1,094,200
Series A 5.00% 1/1/24	335,000	393,977
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	578,015
Series A 5.00% 1/1/33	1,750,000	1,999,375
Series A 5.00% 1/1/34	450,000	512,347
Series A 5.00% 1/1/40	2,000,000	2,247,420

		11,224,880

Healthcare Revenue Bonds – 37.02%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	705,194
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,766,424
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.125% 11/1/49	400,000	403,552
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,073,230
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 5.80% 1/1/30	1,000,000	1,003,390
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,007,180
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	847,323
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	202,130
Series A 5.00% 4/1/40	190,000	191,782
Series A 5.00% 4/1/48	185,000	185,505
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	826,140
6.00% 6/15/39	1,000,000	1,106,540
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	188,265
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	774,495

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(St. John’s Lutheran Home of Albert Lea) 5.375% 10/1/44	450,000	$451,823
Mahtomedi Senior Housing Revenue
(St. Andrew’s Village Project) 5.75% 12/1/40	1,000,000	1,011,390
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/30	610,000	683,639
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,308,416
5.25% 5/1/37	1,000,000	1,043,750
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	562,730
Series A 5.00% 11/15/34	500,000	559,545
Series A 5.00% 11/15/44	1,000,000	1,101,120
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	285,225
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,013,980
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.375% 11/1/50	1,700,000	1,703,043
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,000,000	1,001,040
Moorhead Economic Development Authority Multifamily Housing Revenue
(Eventide Lutheran Home Project) Series A 5.15% 6/1/29	550,000	550,330
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	1,037,520
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,641,555
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	514,940
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,106,940
Series A 7.375% 12/1/41	375,000	417,551
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	188,193
Series A 6.875% 12/1/48	800,000	898,024
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,838,688

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	$404,883
5.00% 7/1/27	245,000	280,537
5.00% 7/1/28	225,000	256,199
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,184,501
Series A 6.25% 9/1/36	925,000	944,906
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	832,516
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	133,815
5.00% 9/1/34	105,000	116,599
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,637,955
Series A 5.125% 5/1/30	3,125,000	3,447,844
Series B 5.00% 5/1/23	2,000,000	2,362,920
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/18 (NATL-RE)	1,650,000	1,802,213
(Health Partners Obligation Group Project)
5.00% 7/1/32	400,000	452,204
5.00% 7/1/33	1,540,000	1,735,503
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	275,000	299,164
Series A 5.00% 11/15/30	205,000	222,296
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	770,000	802,740
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,746,138
Series A 5.15% 11/1/42	775,000	792,174
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,860

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28 @	1,825,000	$1,825,456
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,547,175
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects) Series A 5.625% 6/1/37	1,000,000	1,049,970
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	281,562
Series A 5.75% 11/1/39	590,000	635,583
Series A 6.00% 5/1/47	920,000	997,262
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,537,845
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,273,300

		62,804,712

Housing Revenue Bonds – 4.65%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	800,000	800,560
Minneapolis-St. Paul Housing Finance Board Mortgage-Backed Securities Program
(City Living Project) Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	80,031	80,119
Minnesota Housing Finance Agency (Residential Housing)
Series G 5.00% 7/1/36 (AMT)	635,000	636,187
Series I 4.85% 7/1/38 (AMT)	800,000	803,688
Series L 5.10% 7/1/38 (AMT)	1,085,000	1,113,655
Series M 4.875% 7/1/37 (AMT)	1,700,000	1,704,743
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,251,973
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Selby Grotto Housing Project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	750,720
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	751,583

		7,893,228

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds – 2.23%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	$1,976,135
Series A 5.00% 6/1/43	1,000,000	1,114,640
Series B 4.00% 3/1/26	375,000	405,480
Series B 5.00% 3/1/21	250,000	293,803

		3,790,058

Local General Obligation Bonds – 8.26%
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,127,222
Hennepin County
Series B 5.00% 12/1/23	1,300,000	1,593,813
Mahtomedi Independent School District No 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,196,980
Series A 5.00% 2/1/29	1,000,000	1,186,440
Series A 5.00% 2/1/30	445,000	526,342
Series A 5.00% 2/1/31	1,000,000	1,176,450
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,565,715
South Washington County Independent School District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,617,540
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	612,312
5.125% 12/1/24	205,000	205,742
5.25% 12/1/26	1,540,000	1,545,436
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,653,210

		14,007,202

Pre-Refunded Bonds – 10.84%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/20-16§	1,150,000	1,203,349
Chaska Independent School District No.112
(School Building) Series A 4.50% 2/1/28-17 (NATL-RE)§	1,000,000	1,049,320
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/28-16§	1,000,000	1,023,480
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A 6.625% 11/15/28-18§	2,000,000	2,332,080
Minnesota
Series A 5.00% 10/1/24-21§	15,000	17,899

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 6-O 4.50% 10/1/32-16§	925,000	$966,412
Series 6-O 5.00% 10/1/22-16§	660,000	693,112
Owatonna Senior Housing Revenue
(Senior Living Project)
Series A 5.80% 10/1/29-16§	400,000	412,848
Series A 6.00% 4/1/41-16§	1,250,000	1,291,600
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	4,005,000	4,694,701
Series C 5.50% 7/1/23-18§	1,000,000	1,129,440
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36-16§	750,000	793,560
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29-16§	2,660,000	2,774,646

		18,382,447

Special Tax Revenue Bonds – 6.14%
Hennepin County Sales Tax Revenue
(First Lien-Ballpark Project) Series B 5.00% 12/15/24	1,000,000	1,093,960
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,642,860
Series B 5.00% 12/15/24	1,000,000	1,093,960
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund) Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,199,882
Minneapolis Tax Increment Revenue
4.00% 3/1/27	200,000	199,452
4.00% 3/1/30	260,000	253,430
(Ivy Tower Project) 5.70% 2/1/29 @	765,000	749,937
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	702,590
4.00% 3/1/27	650,000	644,085
Minnesota 911 Revenue
(Public Safety Radio Communication System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,100,460
St. Paul Port Authority
(Limited Tax Brownfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,000,000	1,050,740

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	$693,870

		10,425,226

State General Obligation Bonds – 2.02%
Minnesota
Series A Unrefunded 5.00% 10/1/24	985,000	1,162,566
Minnesota Various Purposes
Series A 5.00% 8/1/32	1,915,000	2,258,608

		3,421,174

Transportation Revenue Bonds – 2.10%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
5.00% 1/1/22	1,000,000	1,155,950
Subordinate Series B 5.00% 1/1/29	2,130,000	2,400,148

		3,556,098

Total Municipal Bonds (cost $162,440,900)		169,064,152

	Number of shares

Short-Term Investments – 1.23%

Money Market Mutual Fund – 0.05%
Federated Minnesota Municipal Cash Trust	86,135	86,135

		86,135

	Principal amount°
Variable Rate Demand Note – 1.18%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-1
0.01% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	2,000,000	2,000,000

		2,000,000

Total Short-Term Investments (cost $2,086,135)		2,086,135

Total Value of Securities – 100.89% (cost $164,527,035)		$171,150,287

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2015, the aggregate value of Rule 144A securities was $899,754, which represents 0.53% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At Aug. 31, 2015, the aggregate value of illiquid securities was $2,575,393, which represents 1.52% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

August 31, 2015

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$550,906,831	$100,480,752	$169,064,152
Short-term investments, at value[2]	2,795,527	806,256	2,086,135
Cash	44,598	38,256	21,982
Interest receivable	7,358,797	1,116,861	2,158,443
Receivable for fund shares sold	360,733	12,798	253,630
Receivable for securities sold	65,544	—	25,203

Total assets	561,532,030	102,454,923	173,609,545

Liabilities:
Payable for securities purchased	3,512,765	1,345,741	3,458,758
Distributions payable	524,742	76,489	138,230
Payable for fund shares redeemed	210,673	94,581	175,252
Investment management fees payable	212,479	42,777	65,586
Other accrued expenses	154,901	65,165	77,627
Distribution fees payable to affiliates	140,478	20,778	53,540
Other affiliates payable	21,013	3,561	6,640
Trustees’ fees and expenses payable	2,961	535	900

Total liabilities	4,780,012	1,649,627	3,976,533

Total Net Assets	$556,752,018	$100,805,296	$169,633,012

Net Assets Consist of:
Paid-in capital	$525,270,285	$95,916,709	$167,832,301
Distributions in excess of net investment income	(226,841)	(1,319)	(2,683)
Accumulated net realized loss on investments	(2,710,743)	(145,859)	(4,819,858)
Net unrealized appreciation of investments	34,419,317	5,035,765	6,623,252

Total Net Assets	$556,752,018	$100,805,296	$169,633,012

Statements of assets and liabilities

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$479,274,520	$84,662,962	$122,617,820
Shares of beneficial interest outstanding, unlimited authorization, no par	38,046,483	7,546,023	11,307,300
Net asset value per share	$12.60	$11.22	$10.84
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$13.19	$11.54	$11.35

Class C:
Net assets	$45,393,199	$11,739,738	$32,173,885
Shares of beneficial interest outstanding, unlimited authorization, no par	3,591,950	1,044,166	2,961,125
Net asset value per share	$12.64	$11.24	$10.87

Institutional Class:
Net assets	$32,084,299	$4,402,596	$14,841,307
Shares of beneficial interest outstanding, unlimited authorization, no par	2,547,598	392,248	1,369,071
Net asset value per share	$12.59	$11.22	$10.84

[1]Investments, at cost	$516,487,514	$95,444,987	$162,440,900
[2]Short-term investments, at cost	2,795,527	806,256	2,086,135

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year ended August 31, 2015

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Investment Income:
Interest	$24,593,228	$3,982,471	$7,390,896

Expenses:
Management fees	3,056,264	519,273	919,019
Distribution expenses — Class A	1,229,221	221,626	305,938
Distribution expenses — Class B	340	—	386
Distribution expenses — Class C	433,649	121,893	325,046
Dividend disbursing and transfer agent fees and expenses	390,259	80,968	131,162
Accounting and administration expenses	179,622	33,242	53,457
Reports and statements to shareholders	101,323	31,947	48,586
Legal fees	79,630	13,958	20,111
Audit and tax fees	41,890	41,890	41,895
Registration fees	39,266	19,392	13,815
Trustees’ fees and expenses	26,197	4,832	7,765
Custodian fees	25,551	4,610	8,067
Other	38,690	15,139	20,114

	5,641,902	1,108,770	1,895,361
Less expenses waived	(476,893)	(35,425)	(165,858)
Less waived distribution expenses — Class A	—	(88,650)	—
Less waived distribution expenses — Class B	(262)	—	(298)
Less expense paid indirectly	(139)	(24)	(39)

Total operating expenses	5,164,608	984,671	1,729,166

Net Investment Income	19,428,620	2,997,800	5,661,730

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,450,306	194,821	496,529
Net change in unrealized appreciation (depreciation) of investments	(4,486,338)	(1,134,514)	(1,123,236)

Net Realized and Unrealized Loss	(3,036,032)	(939,693)	(626,707)

Net Increase in Net Assets Resulting from Operations	$16,392,588	$2,058,107	$5,035,023

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Year ended
	8/31/15	8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,428,620	$20,112,380
Net realized gain (loss)	1,450,306	(4,216,461)
Net change in unrealized appreciation (depreciation)	(4,486,338)	37,898,163

Net increase in net assets resulting from operations	16,392,588	53,794,082

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(17,349,446)	(18,743,216)
Class B	(1,251)	(26,624)
Class C	(1,204,147)	(1,173,105)
Institutional Class	(991,348)	(120,985)

Net realized gain:
Class A	—	(1,519,482)
Class B	—	(2,735)
Class C	—	(120,598)

	(19,546,192)	(21,706,745)

Capital Share Transactions:
Proceeds from shares sold:
Class A	22,802,354	23,900,452
Class C	7,051,722	4,208,245
Institutional Class	16,608,226	17,420,134

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	14,050,860	16,665,158
Class B	934	23,343
Class C	1,069,001	1,158,509
Institutional Class	916,011	102,271

	62,499,108	63,478,112

	Year ended
	8/31/15	8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(57,938,666)	$(107,570,429)
Class B	(457,631)	(752,262)
Class C	(4,073,143)	(9,063,484)
Institutional Class	(2,798,163)	(166,057)

	(65,267,603)	(117,552,232)

Decrease in net assets derived from capital share transactions	(2,768,495)	(54,074,120)

Net Decrease in Net Assets	(5,922,099)	(21,986,783)

Net Assets:
Beginning of year	562,674,117	584,660,900

End of year	$556,752,018	$562,674,117

Distributions in excess of net investment income	$(226,841)	$(215,430)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Year ended
	8/31/15	8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,997,800	$3,069,712
Net realized gain (loss)	194,821	(340,570)
Net change in unrealized appreciation (depreciation)	(1,134,514)	4,951,173

Net increase in net assets resulting from operations	2,058,107	7,680,315

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,642,880)	(2,754,465)
Class C	(259,970)	(303,742)
Institutional Class	(95,494)	(11,542)

Net realized gain:
Class A	—	(78,152)
Class C	—	(12,741)

	(2,998,344)	(3,160,642)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,934,059	13,175,028
Class C	1,531,754	1,244,117
Institutional Class	2,451,746	2,551,083

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,330,887	2,527,475
Class C	237,953	294,351
Institutional Class	90,218	9,474

	16,576,617	19,801,528

	Year ended
	8/31/15	8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(17,357,339)	$(19,151,079)
Class C	(2,572,600)	(4,017,165)
Institutional Class	(499,641)	(202,713)

	(20,429,580)	(23,370,957)

Decrease in net assets derived from capital share transactions	(3,852,963)	(3,569,429)

Net Increase (Decrease) in Net Assets	(4,793,200)	950,244

Net Assets:
Beginning of year	105,598,496	104,648,252

End of year	$100,805,296	$105,598,496

Distributions in excess of net investment income	$(1,319)	$(785)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Year ended
	8/31/15	8/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,661,730	$5,632,781
Net realized gain (loss)	496,529	(2,149,197)
Net change in unrealized appreciation (depreciation)	(1,123,236)	11,247,335

Net increase in net assets resulting from operations	5,035,023	14,730,919

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,315,518)	(4,582,286)
Class B	(1,495)	(31,645)
Class C	(902,931)	(969,612)
Institutional Class	(456,934)	(27,089)

	(5,676,878)	(5,610,632)

Capital Share Transactions:
Proceeds from shares sold:
Class A	19,760,433	18,470,038
Class C	4,311,495	3,069,486
Institutional Class	9,317,694	6,561,505

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,408,058	3,678,088
Class B	1,375	28,590
Class C	795,384	869,107
Institutional Class	440,872	21,519

	38,035,311	32,698,333

	Year ended
	8/31/15	8/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,120,109)	$(31,473,375)
Class B	(525,869)	(886,465)
Class C	(5,095,771)	(6,688,975)
Institutional Class	(1,335,715)	(154,969)

	(26,077,464)	(39,203,784)

Increase (decrease) in net assets derived from capital share transactions	11,957,847	(6,505,451)

Net Increase in Net Assets	11,315,992	2,614,836

Net Assets:
Beginning of year	158,317,020	155,702,184

End of year	$169,633,012	$158,317,020

Distributions in excess of net investment income	$(2,683)	$—

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.670	$11.970	$13.030	$12.480	$12.730

0.444	0.445	0.445	0.487	0.492
(0.067)	0.734	(0.973)	0.660	(0.198)

0.377	1.179	(0.528)	1.147	0.294

(0.447)	(0.444)	(0.445)	(0.488)	(0.492)
—	(0.035)	(0.087)	(0.109)	(0.052)

(0.447)	(0.479)	(0.532)	(0.597)	(0.544)

$12.600	$12.670	$11.970	$13.030	$12.480

3.02%	10.03%	(4.24% )	9.41%	2.50%

$479,275	$503,072	$540,533	$577,061	$538,170
0.87%	0.90%	0.90%	0.90%	0.91%
0.96%	0.95%	0.95%	0.92%	0.93%
3.51%	3.61%	3.47%	3.81%	4.02%
3.42%	3.56%	3.42%	3.79%	4.00%
11%	10%	16%	16%	12%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.710	$12.010	$13.070	$12.520	$12.780

0.350	0.354	0.350	0.392	0.401
(0.067)	0.734	(0.973)	0.660	(0.207)

0.283	1.088	(0.623)	1.052	0.194

(0.353)	(0.353)	(0.350)	(0.393)	(0.402)
—	(0.035)	(0.087)	(0.109)	(0.052)

(0.353)	(0.388)	(0.437)	(0.502)	(0.454)

$12.640	$12.710	$12.010	$13.070	$12.520

2.25%	9.19%	(4.93% )	8.58%	1.66%

$45,393	$41,612	$42,985	$41,368	$34,425
1.62%	1.65%	1.65%	1.65%	1.66%
1.71%	1.70%	1.70%	1.67%	1.68%
2.76%	2.86%	2.72%	3.06%	3.27%
2.67%	2.81%	2.67%	3.04%	3.25%
11%	10%	16%	16%	12%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended 8/31/15	12/31/13[1] to 8/31/14
Net asset value, beginning of period	$12.660	$12.070

Income (loss) from investment operations:
Net investment income[2]	0.476	0.336
Net realized and unrealized gain (loss)	(0.067)	0.589

Total from investment operations	0.409	0.925

Less dividends and distributions from:
Net investment income	(0.479)	(0.335)

Total dividends and distributions	(0.479)	(0.335)

Net asset value, end of period	$12.590	$12.660

Total return[3]	3.27%	7.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,084	$17,533
Ratio of expenses to average net assets	0.62%	0.65%
Ratio of expenses to average net assets prior to fees waived	0.71%	0.70%
Ratio of net investment income to average net assets	3.76%	3.84%
Ratio of net investment income to average net assets prior to fees waived	3.67%	3.79%
Portfolio turnover	11%	10% [4]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.320	$10.840	$11.530	$11.130	$11.290

0.337	0.342	0.330	0.355	0.375
(0.100)	0.490	(0.675)	0.400	(0.160)

0.237	0.832	(0.345)	0.755	0.215

(0.337)	(0.342)	(0.330)	(0.355)	(0.375)
—	(0.010)	(0.015)	—	—

(0.337)	(0.352)	(0.345)	(0.355)	(0.375)

$11.220	$11.320	$10.840	$11.530	$11.130

2.12%	7.79%	(3.09% )	6.88%	2.02%

$84,663	$90,571	$90,110	$97,032	$87,924
0.85%	0.84%	0.84%	0.84%	0.84%
0.98%	0.98%	0.97%	0.94%	0.95%
2.98%	3.08%	2.89%	3.12%	3.43%
2.85%	2.94%	2.76%	3.02%	3.32%
14%	14%	17%	21%	24%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.350	$10.860	$11.560	$11.160	$11.320

0.241	0.249	0.233	0.259	0.283
(0.110)	0.500	(0.685)	0.400	(0.160)

0.131	0.749	(0.452)	0.659	0.123

(0.241)	(0.249)	(0.233)	(0.259)	(0.283)
—	(0.010)	(0.015)	—	—

(0.241)	(0.259)	(0.248)	(0.259)	(0.283)

$11.240	$11.350	$10.860	$11.560	$11.160

1.16%	6.96%	(3.99% )	5.96%	1.16%

$11,740	$12,651	$14,538	$16,210	$13,949
1.70%	1.69%	1.69%	1.69%	1.69%
1.73%	1.73%	1.72%	1.69%	1.70%
2.13%	2.23%	2.04%	2.27%	2.58%
2.10%	2.19%	2.01%	2.27%	2.57%
14%	14%	17%	21%	24%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended 8/31/15	12/31/13[1] to 8/31/14

Net asset value, beginning of period	$11.330	$10.950

Income (loss) from investment operations:
Net investment income[2]	0.354	0.255
Net realized and unrealized gain (loss)	(0.110)	0.380

Total from investment operations	0.244	0.635

Less dividends and distributions from:
Net investment income	(0.354)	(0.255)

Total dividends and distributions	(0.354)	(0.255)

Net asset value, end of period	$11.220	$11.330

Total return[3]	2.18%	5.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,402	$2,376
Ratio of expenses to average net assets	0.70%	0.69%
Ratio of expenses to average net assets prior to fees waived	0.73%	0.73%
Ratio of net investment income to average net assets	3.13%	3.21%
Ratio of net investment income to average net assets prior to fees waived	3.10%	3.17%
Portfolio turnover	14%	14% [4]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$10.880	$10.250	$11.080	$10.490	$10.710

0.383	0.404	0.399	0.420	0.430
(0.039)	0.628	(0.831)	0.596	(0.222)

0.344	1.032	(0.432)	1.016	0.208

(0.384)	(0.402)	(0.398)	(0.426)	(0.428)

(0.384)	(0.402)	(0.398)	(0.426)	(0.428)

$10.840	$10.880	$10.250	$11.080	$10.490

3.20%	10.25%	(4.06% )	9.86%	2.12%

$122,618	$119,044	$121,232	$124,717	$108,830
0.91%	0.89%	0.89%	0.89%	0.91%
1.01%	0.99%	0.99%	0.97%	0.98%
3.52%	3.82%	3.64%	3.89%	4.20%
3.42%	3.72%	3.54%	3.81%	4.13%
16%	15%	14%	13%	5%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$10.900	$10.270	$11.100	$10.510	$10.730

0.302	0.326	0.318	0.340	0.354
(0.029)	0.628	(0.832)	0.596	(0.222)

0.273	0.954	(0.514)	0.936	0.132

(0.303)	(0.324)	(0.316)	(0.346)	(0.352)

(0.303)	(0.324)	(0.316)	(0.346)	(0.352)

$10.870	$10.900	$10.270	$11.100	$10.510

2.53%	9.41%	(4.77% )	9.03%	1.36%

$32,174	$32,279	$33,140	$33,432	$26,718
1.66%	1.64%	1.64%	1.64%	1.66%
1.76%	1.74%	1.74%	1.72%	1.73%
2.77%	3.07%	2.89%	3.14%	3.45%
2.67%	2.97%	2.79%	3.06%	3.38%
16%	15%	14%	13%	5%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year ended 8/31/15	12/31/13[1] to 8/31/14

Net asset value, beginning of period	$10.880	$10.350

Income (loss) from investment operations:
Net investment income[2]	0.410	0.312
Net realized and unrealized gain (loss)	(0.039)	0.528

Total from investment operations	0.371	0.840

Less dividends and distributions from:
Net investment income	(0.411)	(0.310)

Total dividends and distributions	(0.411)	(0.310)

Net asset value, end of period	$10.840	$10.880

Total return[3]	3.46%	8.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,841	$6,470
Ratio of expenses to average net assets	0.66%	0.64%
Ratio of expenses to average net assets prior to fees waived	0.76%	0.74%
Ratio of net investment income to average net assets	3.77%	4.04%
Ratio of net investment income to average net assets prior to fees waived	3.67%	3.94%
Portfolio turnover	16%	15% [4]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds	August 31, 2015

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. On May 30, 2013, Delaware Tax-Free Minnesota Intermediate Fund’s Class B shares were eliminated. For Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, between June 1, 2007 and Sept. 25, 2014, Class B shares could be purchased only through dividend reinvestment and certain permitted exchanges. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class B shares automatically converted to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2012–Aug. 31, 2015) and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the year ended Aug. 31, 2015.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the year ended Aug. 31, 2015, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$139	$24	$39

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

meetings, and liquidations (collectively, nonroutine expenses)), do not exceed the following percentage of each Fund’s average daily net assets from Sept. 1, 2014 through Aug. 31, 2015.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.60%	0.69%	0.64%

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. Prior to this time, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provided fund accounting and financial administration oversight services to each Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended Aug. 31, 2015, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$26,562	$4,915	$7,907

Effective Nov. 1, 2014, DIFSC also became the transfer agent and dividend disbursing agent of the Funds. Prior to this time, DSC was the transfer agent and dividend disbursing agent of each Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees

*The contractual waiver period is from Dec. 27, 2013 through Dec. 29, 2015. Prior to Dec. 29, 2014, Delaware Tax-Free Minnesota Fund’s contractual waiver was 0.65%.

payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments® Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

For the year ended Aug. 31, 2015, the amounts charged for each Fund was as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$116,656	$21,589	$34,720

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund’s Class B shares were subject to a 12b-1 fee of 1.00% of the average daily net assets, which was contractually waived to 0.25% of average daily net assets from Sept. 1, 2014 through Sept. 25, 2014. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares to 0.15% of average daily net assets from Sept. 1, 2014 through Aug. 31, 2015.* Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended Aug. 31, 2015, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$14,630	$2,718	$4,328

For the year ended Aug. 31, 2015, DDLP earned commissions on sales of each Fund’s Class A shares as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$47,409	$8,071	$13,417

*The contractual waiver period is from Dec. 27, 2013 through Dec. 29, 2015.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the year ended Aug. 31, 2015, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Class A	$1,242	$7,547	$2,060
Class C	1,945	1,213	3,864

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended Aug. 31, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$59,707,266	$14,009,158	$39,199,810
Sales	64,020,423	16,549,177	26,988,248

At Aug. 31, 2015, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Cost of investments	$519,231,390	$96,251,328	$164,407,776

Aggregate unrealized appreciation of investments	$35,302,977	$ 5,123,953	$ 7,173,047
Aggregate unrealized depreciation of investments	(832,009)	(88,273)	(430,536)

Net unrealized appreciation of investments	$34,470,968	$ 5,035,680	$ 6,742,511

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2015:

	Delaware Tax-Free Minnesota Fund

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$550,906,831	$550,906,831
Short-Term Investments[1]	195,527	2,600,000	2,795,527

Total Value of Securities	$195,527	$553,506,831	$553,702,358

	Delaware Tax-Free Minnesota Intermediate Fund

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$100,480,752	$100,480,752
Short-Term Investments[1]	181,256	625,000	806,256

Total Value of Securities	$181,256	$101,105,752	$101,287,008

	Delaware Minnesota High-Yield Municipal Bond Fund

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$169,064,152	$169,064,152
Short-Term Investments[1]	86,135	2,000,000	2,086,135

Total Value of Securities	$86,135	$171,064,152	$171,150,287

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for each Fund:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Short-Term Investments
Level 1	6.99%	22.48%	4.13%
Level 2	93.01%	77.52%	95.87%
Total	100.00%	100.00%	100.00%

During the year ended Aug. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2015, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2015 and 2014 was as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Year ended 8/31/15
Ordinary income	$128,074	$—	$27,212
Tax-exempt income	19,418,118	2,998,344	5,649,666

Total	$19,546,192	$2,998,344	$5,676,878

Year ended 8/31/14
Ordinary income	$2,809	$—	$—
Tax-exempt income	20,097,468	3,073,055	5,610,632
Long-term capital gains	1,606,468	87,587	—

Total	$21,706,745	$3,160,642	$5,610,632

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2015, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Shares of beneficial interest	$525,270,285	$95,916,709	$167,832,301
Undistributed tax-exempt income	297,901	75,170	135,547
Capital loss carryforwards	(2,762,394)	(145,774)	(4,939,117)
Distributions payable	(524,742)	(76,489)	(138,230)
Unrealized appreciation of investments	34,470,968	5,035,680	6,742,511

Net assets	$556,752,018	$100,805,296	$169,633,012

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended Aug. 31, 2015, each Fund recorded the following reclassifications:

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis (continued)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Distributions in excess of net investment income	$106,161	$10	$12,465
Accumulated net realized loss	(106,161)	(10)	(12,465)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

Capital loss carryforwards remaining at Aug. 31, 2015 will expire as follows:

Year of expiration	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
2017	$—	$—	$83,961
2018	—	—	2,974,512

Total	$—	$—	$3,058,473

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free Minnesota Fund	$2,138,010	$624,384
Delaware Tax-Free Minnesota Intermediate Fund	145,774	—
Delaware Minnesota High-Yield Municipal Bond Fund	743,481	1,137,163

In 2015, the Funds utilized capital loss carryforwards as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Capital loss carryforwards utilized	$1,452,993	$194,821	$498,660

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund
	Year ended		Year ended		Year ended
	8/31/15	8/31/14	8/31/15	8/31/14	8/31/15	8/31/14
Shares sold:
Class A	1,798,126	1,943,462	875,739	1,190,344	1,810,912	1,749,743
Class C	554,042	338,752	135,340	112,022	394,131	288,536
Institutional Class	1,311,449	1,389,451	218,794	227,004	856,436	607,167

Shares issued upon reinvestment of dividends and distributions:
Class A	1,109,147	1,352,756	206,393	227,528	312,703	347,473
Class B	74	1,901	—	—	126	2,708
Class C	84,130	93,759	21,032	26,463	72,841	81,961
Institutional Class	72,360	8,142	7,994	840	40,477	1,989

	4,929,328	5,128,223	1,465,292	1,784,201	3,487,626	3,079,577

Shares redeemed:
Class A	(4,572,539)	(8,748,013)	(1,535,695)	(1,730,738)	(1,755,989)	(2,982,941)
Class B	(36,119)	(61,275)	—	—	(48,250)	(84,153)
Class C	(320,507)	(738,325)	(227,258)	(361,678)	(466,331)	(636,359)
Institutional Class	(220,610)	(13,194)	(44,335)	(18,049)	(122,603)	(14,395)

	(5,149,775)	(9,560,807)	(1,807,288)	(2,110,465)	(2,393,173)	(3,717,848)

Net increase (decrease)	(220,447)	(4,432,584)	(341,996)	(326,264)	1,094,453	(638,271)

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

6. Capital Shares (continued)

For the years ended Aug. 31, 2015 and 2014, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions, and Class A subscriptions in the tables on the previous page and the “Statements of changes in net assets.”

	Class B Shares	Year ended 8/31/15 Class A Shares	Value	Class B Shares	Year ended 8/31/14 Class A Shares	Value
Delaware Tax-Free Minnesota Fund	28,929	28,957	$366,598	30,058	31,113	$371,303
Delaware Minnesota High-Yield Municipal Bond Fund	23,383	23,431	254,934	23,300	23,364	245,373

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page, and the “Statements of changes in net assets.” For the years ended Aug. 31, 2015 and 2014, the Funds had the following exchange transactions:

	Year ended
	8/31/15
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Value	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	2,080	2,255	$55,257	—	4,348	$55,257
Delaware Tax-Free Minnesota Intermediate Fund	—	1,832	20,911	1,838	—	20,911
Delaware Minnesota High-Yield Municipal Bond Fund	3,147	—	34,186	—	3,154	34,186

	Year ended
	8/31/14
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Value	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	20,896	$ 262,760	20,971	$ 262,760
Delaware Tax-Free Minnesota Intermediate Fund	112,227	1,262,654	112,447	1,262,654

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, each Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 9, 2015.

The Funds had no amounts outstanding as of Aug. 31, 2015, or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the state or, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Aug. 31, 2015, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
8.67%	9.78%	5.89%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Notes to financial statements

Delaware Investments® Minnesota Municipal Bond Funds

8. Geographic, Credit, and Market Risks (continued)

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However,

each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (FASB) issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact to each Fund’s financial statements.

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2015, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered

public accounting firm

To the Board of Trustees of Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax-Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 22, 2015

Other Fund information (Unaudited)

Delaware Investments® Minnesota Municipal Bond Funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2015, each Fund reports distributions paid during the year as follows:

	(A) Ordinary Income Distributions (Tax Basis)	(B) Tax-Exempt Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free Minnesota Fund	0.66%	99.34%	100.00%
Delaware Tax-Free Minnesota Intermediate Fund	—	100.00%	100.00%
Delaware Minnesota High-Yield Municipal Bond Fund	0.48%	99.52%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

Proxy Results

At Joint Special Meetings of Shareholders of Voyageur Tax Free Funds, on behalf of Delaware Tax-Free Minnesota Fund, held on March 31, 2015, at Joint Special Meetings of Shareholders of Voyageur Intermediate Tax Free Funds, on behalf of Delaware Tax-Free Minnesota Intermediate Fund, held on March 31, 2015 and reconvened to April 21, 2015 and May 12, 2015 for the proposals listed in items (ii) and (iii) below for Delaware Tax-Free Minnesota Intermediate Fund, and at Joint Special Meetings of Shareholders of Voyageur Mutual Funds, on behalf of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund, held on March 31, 2015 and reconvened to April 21, 2015, May 12, 2015, and June 2, 2015 for the proposals listed in items (ii) and (iii) below for Delaware Minnesota High-Yield Municipal Bond Fund (Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund, each a “Fund” and together the “Funds,” and Voyageur Tax Free Funds, Voyageur Intermediate Tax Free Funds, and Voyageur Mutual Funds, each a “Trust” and together the “Trusts”), the shareholders of the Trusts/the Funds voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a

Other Fund information (Unaudited)

Delaware Investment® Minnesota Municipal Bond Funds

Proxy Results (continued)

new “manager of managers” order for the Funds; (iii) revise the fundamental investment restriction relating to lending for the Funds; and (iv)(a) revise provisions of each Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of each Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of each Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for each Trust.

A quorum of shares outstanding of the Funds of each Trust was present, and the votes passed with a plurality of these Shares.

Voyageur Tax Free Funds

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	28,192,113.751	63.443%	97.063%	853,178.228	1.920%	2.937%
Ann D. Borowiec	28,127,307.797	63.297%	96.839%	917,984.182	2.066%	3.161%
Joseph W. Chow	28,215,515.587	63.495%	97.143%	829,776.392	1.867%	2.857%
Patrick P. Coyne	28,186,300.611	63.430%	97.043%	858,991.368	1.933%	2.957%
John A. Fry	28,218,865.814	63.503%	97.155%	826,426.165	1.860%	2.845%
Lucinda S. Landreth	28,199,951.384	63.460%	97.090%	845,340.595	1.902%	2.910%
Frances A. Sevilla-Sacasa	28,184,930.875	63.427%	97.038%	860,361.104	1.936%	2.962%
Thomas K. Whitford	28,216,177.787	63.497%	97.145%	829,114.192	1.866%	2.855%
Janet L. Yeomans	28,209,140.298	63.481%	97.121%	836,151.681	1.882%	2.879%
J. Richard Zecher	28,167,948.428	63.388%	96.979%	877,343.551	1.974%	3.021%

Voyageur Intermediate Tax Free Funds

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	5,414,400.958	59.626%	99.242%	41,349.806	0.455%	0.758%
Ann D. Borowiec	5,402,723.958	59.498%	99.028%	53,026.806	0.584%	0.972%
Joseph W. Chow	5,413,849.958	59.620%	99.232%	41,900.806	0.461%	0.768%
Patrick P. Coyne	5,414,400.958	59.626%	99.242%	41,349.806	0.455%	0.758%
John A. Fry	5,411,577.958	59.595%	99.190%	44,172.806	0.486%	0.810%
Lucinda S. Landreth	5,402,723.958	59.498%	99.028%	53,026.806	0.584%	0.972%
Frances A. Sevilla-Sacasa	5,413,566.958	59.617%	99.227%	42,183.806	0.465%	0.773%
Thomas K. Whitford	5,414,400.958	59.626%	99.242%	41,349.806	0.455%	0.758%
Janet L. Yeomans	5,410,129.958	59.579%	99.164%	45,620.806	0.502%	0.836%
J. Richard Zecher	5,413,005.958	59.611%	99.217%	42,744.806	0.471%	0.783%

Voyageur Mutual Funds

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	77,276,795.607	65.123%	98.335%	1,308,193.317	1.102%	1.665%
Ann D. Borowiec	77,397,915.799	65.225%	98.489%	1,187,073.125	1.000%	1.511%
Joseph W. Chow	77,285,371.301	65.130%	98.346%	1,299,617.623	1.095%	1.654%
Patrick P. Coyne	77,395,165.343	65.222%	98.486%	1,189,823.581	1.003%	1.514%
John A. Fry	77,394,790.343	65.222%	98.485%	1,190,198.581	1.003%	1.515%
Lucinda S. Landreth	77,370,351.799	65.202%	98.454%	1,214,637.125	1.024%	1.546%
Frances A. Sevilla-Sacasa	77,375,937.301	65.206%	98.461%	1,209,051.623	1.019%	1.539%
Thomas K. Whitford	77,381,528.607	65.211%	98.469%	1,203,460.317	1.014%	1.531%
Janet L. Yeomans	77,362,190.845	65.195%	98.444%	1,222,798.079	1.030%	1.556%
J. Richard Zecher	77,388,843.343	65.217%	98.478%	1,196,145.581	1.008%	1.522%

Other Fund information (Unaudited)

Delaware Investments® Minnesota Municipal Bond Funds

Proxy Results (continued)

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Funds was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Tax-Free Minnesota Fund

Shares voted for	19,862,714.671
Percentage of outstanding shares	44.699%
Percentage of shares voted	68.385%
Shares voted against	731,641.413
Percentage of outstanding shares	1.646%
Percentage of shares voted	2.519%
Shares abstained	1,126,924.995
Percentage of outstanding shares	2.536%
Percentage of shares voted	3.880%
Broker non-votes	7,324,010.900

Delaware Tax-Free Minnesota Intermediate Fund

Shares voted for	4,347,572.247
Percentage of outstanding shares	47.878%
Percentage of shares voted	71.664%
Shares voted against	80,301.439
Percentage of outstanding shares	0.884%
Percentage of shares voted	1.324%
Shares abstained	174,650.941
Percentage of outstanding shares	1.923%
Percentage of shares voted	2.879%
Broker non-votes	1,464,085.000

Delaware Minnesota High-Yield Municipal Bond Fund

Shares voted for	7,493,151.634
Percentage of outstanding shares	48.847%
Percentage of shares voted	70.248%
Shares voted against	349,802.640
Percentage of outstanding shares	2.280%
Percentage of shares voted	3.279%
Shares abstained	307,369.815
Percentage of outstanding shares	2.004%
Percentage of shares voted	2.882%
Broker non-votes	2,516,382.000

3. To revise the fundamental investment restriction relating to lending.

A quorum of the shares outstanding of the Funds was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Tax-Free Minnesota Fund

Shares voted for	19,615,881.219
Percentage of outstanding shares	44.143%
Percentage of shares voted	67.535%
Shares voted against	809,881.878
Percentage of outstanding shares	1.823%
Percentage of shares voted	2.788%
Shares abstained	1,295,516.982
Percentage of outstanding shares	2.915%
Percentage of shares voted	4.460%
Broker non-votes	7,324,011.900

Delaware Tax-Free Minnesota Intermediate Fund

Shares voted for	4,276,093.793
Percentage of outstanding shares	47.091%
Percentage of shares voted	70.486%
Shares voted against	113,674.877
Percentage of outstanding shares	1.252%
Percentage of shares voted	1.874%
Shares abstained	212,756.957
Percentage of outstanding shares	2.343%
Percentage of shares voted	3.507%
Broker non-votes	1,464,084.000

Delaware Minnesota High-Yield Municipal Bond Fund

Shares voted for	7,470,543.121
Percentage of outstanding shares	48.700%
Percentage of shares voted	70.036%
Shares voted against	360,118.559
Percentage of outstanding shares	2.348%
Percentage of shares voted	3.376%
Shares abstained	319,663.409
Percentage of outstanding shares	2.084%
Percentage of shares voted	2.997%
Broker non-votes	2,516,381.000

Other Fund information (Unaudited)

Delaware Investments® Minnesota Municipal Bond Funds

Proxy Results (continued)

4. (a) To revise provisions of each Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of each Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Voyageur Tax Free Funds

Shares voted for	19,878,549.162
Percentage of outstanding shares	44.734%
Percentage of shares voted	68.440%
Shares voted against	527,817.727
Percentage of outstanding shares	1.188%
Percentage of shares voted	1.817%
Shares abstained	1,314,914.190
Percentage of outstanding shares	2.959%
Percentage of shares voted	4.527%
Broker non-votes	7,324,010.900

Voyageur Intermediate Tax Free Funds

Shares voted for	3,203,440.214
Percentage of outstanding shares	35.278%
Percentage of shares voted	58.717%
Shares voted against	60,955.137
Percentage of outstanding shares	0.671%
Percentage of shares voted	1.117%
Shares abstained	109,748.413
Percentage of outstanding shares	1.209%
Percentage of shares voted	2.012%
Broker non-votes	2,081,607.000

Voyageur Mutual Funds

Shares voted for	53,350,588.915
Percentage of outstanding shares	44.960%
Percentage of shares voted	67.889%
Shares voted against	1,291,148.802
Percentage of outstanding shares	1.088%
Percentage of shares voted	1.643%
Shares abstained	1,136,878.207
Percentage of outstanding shares	0.958%
Percentage of shares voted	1.447%
Broker non-votes	22,806,373.000

4. (b) To revise provisions of each Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of each Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Voyageur Tax Free Funds

Shares voted for	19,528,956.635
Percentage of outstanding shares	43.947%
Percentage of shares voted	67.236%
Shares voted against	775,935.255
Percentage of outstanding shares	1.746%
Percentage of shares voted	2.671%
Shares abstained	1,416,386.189
Percentage of outstanding shares	3.187%
Percentage of shares voted	4.876%
Broker non-votes	7,324,013.900

Voyageur Intermediate Tax Free Funds

Shares voted for	3,182,422.012
Percentage of outstanding shares	35.046%
Percentage of shares voted	58.332%
Shares voted against	73,552.978
Percentage of outstanding shares	0.810%
Percentage of shares voted	1.348%
Shares abstained	118,168.774
Percentage of outstanding shares	1.301%
Percentage of shares voted	2.166%
Broker non-votes	2,081,607.000

Voyageur Mutual Funds

Shares voted for	53,435,861.658
Percentage of outstanding shares	45.031%
Percentage of shares voted	67.998%
Shares voted against	1,312,655.329
Percentage of outstanding shares	1.106%
Percentage of shares voted	1.670%
Shares abstained	1,030,092.937
Percentage of outstanding shares	0.868%
Percentage of shares voted	1.311%
Broker non-votes	22,806,379.000

Other Fund information (Unaudited)

Delaware Investments® Minnesota Municipal Bond Funds

Proxy Results (continued)

4. (c) To revise provisions of each Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of the shares outstanding of each Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Voyageur Tax Free Funds

Shares voted for	19,812,831.380
Percentage of outstanding shares	44.586%
Percentage of shares voted	68.214%
Shares voted against	604,738.501
Percentage of outstanding shares	1.361%
Percentage of shares voted	2.082%
Shares abstained	1,303,711.198
Percentage of outstanding shares	2.934%
Percentage of shares voted	4.489%
Broker non-votes	7,324,010.900

Voyageur Intermediate Tax Free Fund

Shares voted for	3,222,543.580
Percentage of outstanding shares	35.488%
Percentage of shares voted	59.067%
Shares voted against	65,725.764
Percentage of outstanding shares	0.724%
Percentage of shares voted	1.205%
Shares abstained	85,875.420
Percentage of outstanding shares	0.946%
Percentage of shares voted	1.574%
Broker non-votes	2,081,606.000

Voyageur Mutual Funds

Shares voted for	54,268,750.116
Percentage of outstanding shares	45.733%
Percentage of shares voted	69.057%
Shares voted against	486,387.431
Percentage of outstanding shares	0.410%
Percentage of shares voted	0.619%
Shares abstained	1,023,482.377
Percentage of outstanding shares	0.863%
Percentage of shares voted	1.302%
Broker non-votes	22,806,369.000

Board Consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund, and Delaware Tax-Free Minnesota Intermediate Fund Investment Management Agreements

At a meeting held on Aug. 18-20, 2015 (the “Annual Meeting”), the Boards of Trustees (collectively referred to here as the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund, and Delaware Tax-Free Minnesota Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2015 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. They also engaged a consultant to assist them in analyzing portions of the data presented and received. The Independent Trustees reviewed and discussed with such consultant two reports prepared by the consultant with respect to such data. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent, and Quality of Service. The Board considered the services provided by DMC to each Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while

Other Fund information (Unaudited)

Delaware Investment® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund, and Delaware Tax-Free Minnesota Intermediate Fund Investment Management Agreements (continued)

maintaining service levels committed to fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain funds, and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by DMC.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2015. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe.

Delaware Tax-Free Minnesota Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 10-year period was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Minnesota High-Yield Municipal Bond Fund – Lipper currently classifies the Fund as a Minnesota municipal debt fund. However, Management believes that it would be more appropriate to include the Fund in the high yield municipal debt funds category, which would provide a comparison to a representative peer group based on credit quality instead of a peer group based on state of issuance. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes – one consisting of the Fund and all retail and institutional Minnesota municipal debt funds and the other consisting of the Fund and all retail and institutional high yield municipal debt funds. When compared to other Minnesota municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5- and 10-year periods was in the first quartile of its Performance Universe. When compared to other high yield municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the fourth quartile of the Performance Universe and the Fund’s total return for the 10-year period was in the second quartile of its Performance Universe. The Board observed that, when compared to other high yield municipal debt funds, the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to DMC for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

Delaware Tax-Free Minnesota Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through Dec. 29, 2015 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through Dec. 29, 2015 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services and a negotiation of lower fees for fund accounting services, which had created an opportunity

Other Fund information (Unaudited)

Delaware Investment® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund, and Delaware Tax-Free Minnesota Intermediate Fund Investment Management Agreements (continued)

for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Minnesota High-Yield Municipal Bond Fund – When compared to other Minnesota municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses in its Expense Group and its total expenses were in the quartile with the highest expenses of the Expense Group. When compared to other high yield municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of the Expense. The Board noted that, when compared to other Minnesota municipal debt funds, the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through Dec. 29, 2015 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee, than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. The Board also noted that Delaware Tax-Free Minnesota Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with Delaware Tax-Free Minnesota Fund and its shareholders. Although Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund have not reached a size at which they can take advantage of breakpoints, the Board recognized that each Fund’s fee was structured so that when the Fund grows, economies of scale may be shared.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle[1] 2005 Market Street Philadelphia, PA 19103 February 1970	President, Chief Executive Officer, and Trustee	Trustee since September 1, 2015 President and Chief Executive Officer since August 20, 2015
Independent Trustees
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Chairman and Trustee	Trustee since March 2005 Chairman since March 1, 2015
Ann D. Borowiec 2005 Market Street Philadelphia, PA 19103 November 1958	Trustee	Since March 31, 2015
Joseph W. Chow 2005 Market Street Philadelphia, PA 19103 January 1953	Trustee	Since January 2013

[1]	Shawn K. Lytle is considered to bean “Interested Trustee“ because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Shawn K. Lytle has served as President of Delaware Investments[2] since June 2015 and was the Regional Head of Americas for UBS Global Asset Management from 2010 through 2015.	64	Trustee — UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010–April 2015)

Private Investor (March 2004–Present)	64	Director — Bryn Mawr Bank Corp. (BMTC) (2007–2011)
Chief Executive Officer Private Wealth Management (2011–2013) and Market Manager, New Jersey Private Bank (2005–2011) – J.P. Morgan Chase & Co.	64	None
Executive Vice President (Emerging Economies Strategies, Risks, and Corporate Administration) State Street Corporation (July 2004–March 2011)	64	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (2004–2014)

[2]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Trustee	Since January 2001
Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Trustee	Since March 2005
Frances A. Sevilla-Sacasa 2005 Market Street Philadelphia, PA 19103 January 1956	Trustee	Since September 2011

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President — Drexel University (August 2010–Present) President — Franklin & Marshall College (July 2002–July 2010)	64	Director — Hershey Trust Company Director, Audit Committee, and Governance Committee Member — Community Health Systems Director — Drexel Morgan & Co.
Private Investor (2004–Present)	64	None
Chief Executive Officer — Banco Itaú International (April 2012–Present) Executive Advisor to Dean (August 2011–March 2012) and Interim Dean (January 2011–July 2011) — University of Miami School of Business Administration President — U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007–December 2008)	64	Trust Manager and Audit Committee Member — Camden Property Trust

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Thomas K. Whitford 2005 Market Street Philadelphia, PA 19103 March 1956	Trustee	Since January 2013
Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice Chairman (2010–April 2013), Chief Administrative Officer (2008–2010), and Executive Vice President and Chief Administrative Officer (2007–2009) — PNC Financial Services Group	64	Director — HSBC Finance Corporation and HSBC North America Holdings Inc. Director — HSBC Bank
Vice President and Treasurer (January 2006–July 2012) Vice President — Mergers & Acquisitions (January 2003–January 2006), and Vice President and Treasurer (July 1995–January 2003) 3M Corporation	64	Director, Audit and Compliance Committee Chair, Investment Committee Member, and Governance Committee Member — Okabena Company Chair — 3M Investment Management Company (2005–2012)

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Treasurer since October 2007
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Chief Financial Officer since November 2006

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

David F. Connor has served as Senior Vice President of the Fund(s) and the investment advisor since 2013, General Counsel of the Fund(s) and the investment advisor since 2015, and Secretary of the Fund(s) and the investment advisor since 2005.	64	None[3]
Daniel V. Geatens has served as Vice President and Treasurer of the Fund(s) since 2007 and Vice President and Director of Financial Administration of the investment advisor since 2010.	64	None[3]
Richard Salus has served as Senior Vice President and Chief Financial Officer of the Fund(s) and the investment advisor since 2006.	64	None[3]

[3]	David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann D. Borowiec
Joseph W. Chow
Lucinda S. Landreth1
Frances A. Sevilla-Sacasa

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $37,030 for the fiscal year ended August 31, 2015.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $34,125 for the fiscal year ended August 31, 2014.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2015.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $612,000 for the registrant’s fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2014.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Ms. Landreth qualifies as an audit committee financial expert by virtue of her experience as a financial analyst, her Chartered Financial Analyst (CFA) designation and her service as an audit committee chairperson for a non-profit organization.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,584 for the fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,120 for the fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2015.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2014.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $7,530,526 and $8,090,937 for the registrant’s fiscal years ended August 31, 2015 and August 31, 2014, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR INTERMEDIATE TAX FREE FUNDS

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	November 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	November 2, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 2, 2015